CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Profit for the year	£ 3,897	£ 2,164	£ 956
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	628	(1,348)	(274)
Tax	(146)	320	59
	482	(1,028)	(215)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	(55)
Tax	15
	(40)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Adjustment on transfer from held-to-maturity portfolio		1,544
Change in fair value	303	356	(318)
Income statement transfers in respect of disposals	(446)	(575)	(51)
Income statement transfers in respect of impairment	6	173	4
Tax	63	(301)	(6)
	(74)	1,197	(371)
Movement in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(363)	2,432	537
Net income statement transfers	(651)	(557)	(956)
Tax	283	(466)	7
	(731)	1,409	(412)
Currency translation differences (tax: nil)	(32)	(4)	(42)
Other comprehensive income for the year, net of tax	(395)	1,574	(1,040)
Total comprehensive income for the year	3,502	3,738	(84)
Total comprehensive income attributable to ordinary shareholders	2,997	3,225	(574)
Total comprehensive income attributable to other equity holders	415	412	394
Total comprehensive income attributable to equity holders	3,412	3,637	(180)
Total comprehensive income attributable to non-controlling interests	90	101	96
Total comprehensive income for the year	£ 3,502	£ 3,738	£ (84)